BALANCE SHEET COMPONENTS - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 8,504,823	$ 8,480,860
Less: accumulated depreciation and amortization		(3,670,094)	(2,829,884)
Property and equipment, net	$ 0	4,834,729	5,650,976
Property and equipment, gross		8,504,823	8,480,860
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,203,592	7,179,629
Property and equipment, gross		7,203,592	7,179,629
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		897,948	897,948
Property and equipment, gross		897,948	897,948
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		205,897	205,897
Property and equipment, gross		205,897	205,897
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		197,386	197,386
Property and equipment, gross		$ 197,386	$ 197,386